Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes on Income (Details) [Line Items]
Loss carry forward (in Dollars)	$ 31,555
Accumulated capital losses (in Dollars)	$ 29,763
ISRAEL
Taxes on Income (Details) [Line Items]
Corporate tax rate	23.00%	23.00%	23.00%